Loans and export prepayment (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balances	$ 173,599	$ 128,928
Additions	57,745	178,383
Interest expense (1)	20,204	20,954
Payment of interest (2)	(19,132)	(31,545)
Principal amortization (3)	(94,390)	(122,161)
Foreign exchange (4)	(18,715)	42,387
Transaction costs additions		(174)
Transaction costs amortization	725	745
Others		1,001
Foreign currency translation adjustment of subsidiary	20,497	(44,919)
Loans and export prepayment agreements	$ 140,533	$ 173,599